Acquisition of Delaware Bancshares, Inc. (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 31, 2016	Oct. 31, 2007	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Certain Loans Acquired in Transfer, Nonaccretable Difference	$ 1,014
Loans and Leases Receivable, Net Reported Amount			$ 707,426	$ 552,627
Loans Receivable, Fair Value Disclosure			716,661	559,416
Goodwill			11,331	9,715
Goodwill, Impairment Loss			0	0	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization			732	$ 610
Delaware Bancshares, Inc. Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price	$ 16.68
Business Acquisition, shares exchanged	0.6221
Payments to Acquire Businesses, Gross	$ 3,860
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	431,605
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 1,410
Certain Loans Acquired in Transfer, Nonaccretable Difference	260
Loans and Leases Receivable, Net Reported Amount	111,307
Loans Receivable, Fair Value Disclosure	109,693
Goodwill	$ 1,616		1,616
Goodwill, Impairment Loss			$ 0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			10 years
Finite-Lived Intangible Assets, Gross			$ 449
Finite-Lived Intangible Assets, Accumulated Amortization			$ 14
Delaware Bancshares, Inc. Acquisition [Member] | Delaware Bancshares, Inc. [Member]
Business Acquisition [Line Items]
Proceeds from Issuance of Trust Preferred Securities		$ 8,000
Delaware Bancshares, Inc. Acquisition [Member] | Delaware Bancshares, Inc. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Business Acquisition [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.40%